LEASE OBLIGATION PAYABLE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases (Textual)
Amortization of lease equipment	$ 107,152	$ 91,079
Lease obligation interest rate	12.00%	12.00%
Lease obligation maturity date	Mar. 31, 2022	Mar. 31, 2022